TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Income (loss) before taxes on income, net, as reported in the statements of operations from continuing operations	$ (4,722)	$ (1,636)	$ 1,768
Tax rates	26.50%	26.50%	25.00%
Theoretical tax expense (benefit)	$ (1,251)	$ (434)	$ 442
Non - deductible expenses	1,255	156	182
Loss and timing differences for which no deferred tax was provided	209	297	(252)
Tax adjustment in respect of different tax rate of subsidiaries	(49)	34	62
Changes in provision for uncertain tax positions	30	1	1
Taxes on income, net, as reported in the statements of operations	$ 194	$ 54	$ 435